Notes to the cash flow statement - Summary of Changes in Liabilities Arising from Financing Activities (Details) £ in Thousands	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
January 1, 2023	£ 446
Cash flows from financing activities : Repayments	(174)
December 31, 2023	272
Lease Liability
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
January 1, 2023	446
Cash flows from financing activities : Repayments	(174)
December 31, 2023	£ 272